Note 6 - Share Capital (Detail) - Weighted Average Option Pricing Assumptions (CAD)	1 Months Ended	12 Months Ended
	Jun. 22, 2011	Dec. 31, 2012	Dec. 31, 2012 2007 Plan And 2011 Plan [Member]	Dec. 31, 2011 2007 Plan And 2011 Plan [Member]	Dec. 31, 2010 2007 Plan And 2011 Plan [Member]
Dividend yield			0.00%	0.00%	0.00%
Expected volatility			120.40%	116.26%	116.90%
Risk-free interest rate			1.56%	2.51%	2.60%
Expected average option term (years)	10 years		8 years 73 days	9 years 219 days	6 years 219 days
Fair value of options granted (in Dollars per share)		4.16	3.83	2.00	3.82